Shareholders’ Deficit - Schedule of Company’s Stock Warrants Outstanding (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	824,850	1,014,932
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	4 years 4 months 24 days	3 years 7 months 6 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 16.04	$ 16.25
Warrants Exercisable, Number Exercisable	824,850	1,014,888
Warrants Exercisable, Weighted-Average Exercise Price	$ 16.04	$ 16.25
0.0001 to 0.09 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	415,281	506,005
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	7 years 6 months	5 years 7 months 6 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 4.92	$ 5.91
Warrants Exercisable, Number Exercisable	415,281	505,961
Warrants Exercisable, Weighted-Average Exercise Price	$ 4.92	$ 5.91
0.10 to 0.24 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	185,625	224,523
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	2 years 6 months	2 years 7 months 6 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 15.04	$ 15.76
Warrants Exercisable, Number Exercisable	185,625	224,523
Warrants Exercisable, Weighted-Average Exercise Price	$ 15.04	$ 15.76
0.25 to 0.49 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	194,334	254,805
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	3 months 18 days	9 months 18 days
Warrants Outstanding, Weighted-Average Exercise Price	$ 32.91	$ 31.23
Warrants Exercisable, Number Exercisable	194,334	254,805
Warrants Exercisable, Weighted-Average Exercise Price	$ 32.91	$ 31.23
0.50 to 1.05 [Member]
Schedule of Company’s Stock Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding	29,610	29,599
Warrants Outstanding, Weighted-Average Remaining Contractual Life (years)	9 months 18 days	1 year 6 months
Warrants Outstanding, Weighted-Average Exercise Price	$ 67.57	$ 67.56
Warrants Exercisable, Number Exercisable	29,610	29,599
Warrants Exercisable, Weighted-Average Exercise Price	$ 67.57	$ 67.56